SHARE-BASED COMPENSATION (Details) - USD ($)								9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 08, 2022	Jan. 07, 2022	Mar. 16, 2021	Jan. 16, 2021	Nov. 09, 2020	Aug. 15, 2020	Aug. 14, 2020	Dec. 22, 2021	Dec. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2017	Nov. 07, 2015
SHARE-BASED COMPENSATION
Expiration period (in years)										10 years
Share options granted										2,640,598	1,894,119	6,313,373
Incremental compensation cost to be recognized											$ 0
Exercise price (in USD per share)				$ 13.85						$ 3.28	$ 12.31	$ 2.00
Shares issued upon exercise of share options (in shares)										197,975	233,958	3,694,934
Total amount										$ 323,212	$ 226,781	$ 140,928
Number of shares surrendered				491,119
Fair value (in USD per option)				$ 7.85						$ 2.13	$ 8.39	$ 7.01
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)										5 years
Service conditions and Performance conditions
SHARE-BASED COMPENSATION
Share options granted										4,776,906	2,483,808
Employees | Modification of vesting schedules and conditions of share options
SHARE-BASED COMPENSATION
Share options granted		2,060,308
Incremental fair value		$ 2,337,697
Management personnel
SHARE-BASED COMPENSATION
Vesting period (in years)						4 years	5 years
Share options granted						184,692
Number of options, vesting schedules and conditions waived					2,375,000
Shares issued upon exercise of share options (in shares)					2,375,000
Total amount					$ 5,197,650
Shares unvested											1,585,000
Management personnel | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 1.83
Management personnel | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)					$ 2.26
2015 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued															4,336,126
2017 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued														6,336,126
2019 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued													11,391,131
2021 Plan
SHARE-BASED COMPENSATION
Aggregate ordinary shares reserved for issuance				2,994,000
Incremental percent of shares				5.00%
2021 Plan | Employees
SHARE-BASED COMPENSATION
Share options granted								1,303,000	2,640,598
2021 Plan | Employees | Minimum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 5.92	$ 0.80
2021 Plan | Employees | Maximum
SHARE-BASED COMPENSATION
Exercise price (in USD per share)								$ 17.56	$ 5.60
2021 Plan | Management personnel
SHARE-BASED COMPENSATION
Share options granted	99,999		23,734